Summary of significant accounting policies - Leases (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred rent		$ 2,602	$ 3,012
Cumulative Effect, Period of Adoption, Adjustment | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease asset	$ 37,216
Lease liability	40,070
Deferred rent	430
Deferred credit	$ 2,424